INCOME TAXES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	25.00%	25.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	15.00%	15.00%	15.00%
Deferred Tax Assets, Valuation Allowance	$ 0	$ 605,837
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	25.00%
China [Member]
Income Tax Disclosure [Line Items]
Effective Unified Enterprise Income Tax Rate	25.00%
Effective Preferential Income Tax Rate	15.00%